Charles Schwab Investment Management, Inc.
425 Market Street, Suite 1700
San Francisco, CA 94105

June 30, 2026

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Schwab Investments (“Trust”) (File Nos. 033-37459 and 811-06200)

Schwab Global Real Estate Fund
Post-Effective Amendment No. 181

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated June 26, 2026, for the above-named fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Corporate Counsel